Trade and other receivables (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Deposits	$ 5,324,813	$ 6,772,629	$ 90,252
Custodian Services [Member]
IfrsStatementLineItems [Line Items]
Deposits	$ 3,696,218	$ 4,701,220